Subordinated liabilities	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2024	2023
	£m	£m
As at 1 January	10,494	11,423
Issuances	1,870	1,523
Redemptions	(476)	(2,239)
Other	33	(213)
As at 31 December	11,921	10,494
Issuances of £1,870m comprise £1,276m EUR 4.973% Fixed Rate Resetting Tier2 Subordinated Callable Notes, £258m AUD 6.158%
Fixed to Floating Tier 2 Subordinated Callable notes and £257m AUD Floating Rate Tier 2 Subordinated Callable Notes issued externally by Barclays PLC and £79m USD Floating Rate Notes issued externally by a Barclays subsidiary.
Redemptions of £476m comprise £372m USD 4.375% Fixed Rate Subordinated Notes issued externally by Barclays PLC, £78m USD
Floating Rate Notes and £26m JPY Floating Rate Notes issued externally by a Barclays subsidiary,
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.
Subordinated liabilities include accrued interest and none of the Group’s subordinated liabilities are secured.

Dated subordinated liabilities[1]
			2024	2023
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	—	380
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	483	466
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	117
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,580	1,529
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	810	817
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,535	1,499
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,010	1,033
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,088	1,078
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	663	654
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m)	2030	2035	248	—
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m)	2030	2035	248	—
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,324	—
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2033	2034	1,146	1,175
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	590	623
Barclays Bank PLC issued
5.75% Fixed Rate Subordinated Notes		2026	279	286
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	76	84
6.33% Subordinated Notes		2032	45	45
Subordinated Floating Rate Notes (EUR 68m)		2040	56	59
External issuances by other subsidiaries		2033	623	649
Total dated subordinated liabilities			11,921	10,494
Note:
1Instrument values are disclosed to the nearest million.
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Subordination
Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.
All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates.
Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on the 4.836% USD Fixed Rate Subordinated Callable Notes, 3.75% SGD Fixed Rate Resetting Subordinated Callable Notes,
3.75% GBP Fixed Rate Resetting Subordinated Callable Notes, 3.811% USD Fixed Rate Resetting Subordinated Callable notes, 1.125%
EUR Fixed Rate Resetting Subordinated Callable Notes, 3.564% USD Fixed Rate Resetting Subordinated Callable Notes, 4.973% EUR
Fixed Rate Resetting Tier2 Subordinated Callable Notes, and the 8.407% GBP Fixed Rate Resetting Subordinated Callable Notes are
fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% USD Fixed-to-Floating Rate Subordinated Callable Notes, 6.158% AUD
Fixed to Floating Tier 2 Subordinated Callable notes and 7.119% USD Fixed-to-Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.
Repayment
Those subordinated liabilities with a call date are repayable at the option of the issuer on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2024 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.
Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.